Debt (Details) - Schedule of Outstanding Debt - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Jul. 31, 2023
Schedule of Outstanding Debt [Line Items]
Principal	$ 21,598,000	$ 33,419,516		$ 3,076,274
Accrued Interest	2,272,993	2,842,902
Total	23,870,993	36,262,418	$ 12,745,648
Convertible Note Payable [Member]
Schedule of Outstanding Debt [Line Items]
Total			$ 45,648
Other related party debt [Member]
Schedule of Outstanding Debt [Line Items]
Total	14,870,993
Revolving Loan Facility [Member]
Schedule of Outstanding Debt [Line Items]
Total	9,000,000
Previously Reported [Member] | Convertible Note Payable [Member]
Schedule of Outstanding Debt [Line Items]
Principal		9,069,516
Accrued Interest		1,829,683
Total		10,899,199
Previously Reported [Member] | Other related party debt [Member]
Schedule of Outstanding Debt [Line Items]
Principal	12,598,000	10,350,000
Accrued Interest	2,272,993	1,013,219
Total	14,870,993	11,363,219
Previously Reported [Member] | Revolving Loan Facility [Member]
Schedule of Outstanding Debt [Line Items]
Principal	9,000,000	14,000,000
Accrued Interest
Total	$ 9,000,000	$ 14,000,000